PROPERTY AND EQUIPMENT, NET (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
At cost:
Property and equipment	¥ 45,370,990	¥ 39,814,361
Less: Accumulated depreciation	(9,269,587)	(6,425,293)
Property and equipment net excluding construction in process	36,101,403	33,389,068
Construction in progress	10,827,984	7,234,435
Property and equipment	46,929,387	40,623,503
Less: Impairment provision	(12,759)
Property and equipment, net	46,916,628	40,623,503
Land
At cost:
Property and equipment	3,302,148	1,552,704
Buildings
At cost:
Property and equipment	13,847,692	12,178,017
Data center equipment
At cost:
Property and equipment	19,603,839	17,710,351
Leasehold improvement
At cost:
Property and equipment	8,444,282	8,230,992
Furniture and office equipment
At cost:
Property and equipment	167,410	137,691
Vehicles
At cost:
Property and equipment	¥ 5,619	¥ 4,606